1407243

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

07083879

NOV 1 5 2007

| OMB APPROVAL | |
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| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| | |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
**Limited Partnership Interests**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ( ☐ check if this is an amendment and name has changed, and indicate change.)
**Madison Street QP Fund, L.P.**

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| **5613 DTC Parkway, Suite 310, Greenwood Village, Colorado 80111** | **303-815-1660** |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code) |

Brief Description of Business
**Investment in securities and other financial instruments.**

PROCESSED
NOV 20 2007
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month |0|1| Year |0|7| ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) |D|E|

**GENERAL INSTRUCTIONS**

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where To File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for the sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

**Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

#813436.1

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - ☐ Each promoter of the issuer, if the issuer has been organized within the past five years;
   - ☐ Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - ☐ Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - ☐ Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual):

**Madison Street Partners, LLC**

Business or Residence Address (Number and Street, City, State, Zip Code):

**5631 DTC Parkway, Suite 310, Greenwood Village, Colorado 80111**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual):

**Drew M. Hayworth**

Business or Residence Address (Number and Street, City, State, Zip Code):

**5631 DTC Parkway, Suite 310, Greenwood Village, Colorado 80111**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual):

**Steve Owsley**

Business or Residence Address (Number and Street, City, State, Zip Code):

**5631 DTC Parkway, Suite 310, Greenwood Village, Colorado 80111**

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):

(Use blank sheet, or copy and use additional copies of this sheet, if necessary.)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference in the "adjusted gross proceeds to the issuer." .......... $ 99,945,000

| | | Payments to Officers, Directors, & Affiliates | | Payments To Others |
|---|---|---|---|---|
| Salaries and Fees .......... | ☒ | $ 500,000.00 | ☐ | $ 0.00 |
| Purchase of real estate .......... | ☐ | $ 0.00 | ☐ | $ 0.00 |
| Purchase, rental or leasing and installation of machinery and equipment .......... | ☐ | $ 0.00 | ☐ | $ 0.00 |
| Construction or leasing of plant buildings and facilities .......... | ☐ | $ 0.00 | ☐ | $ 0.00 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) .......... | ☐ | $ 0.00 | ☐ | $ 0.00 |
| Repayment of indebtedness .......... | ☐ | $ 0.00 | ☐ | $ 0.00 |
| Working capital .......... | ☐ | $ 0.00 | ☐ | $ 0.00 |
| Other (specify): **Acquire Investment Securities and other financial instruments** .......... | ☐ | $ 0.00 | ☒ | $99,445,000.00 |
| Column Totals .......... | ☒ | $ 500,000.000 | ☒ | $99,445,000.00 |
| Total Payments Listed (column totals added) .......... | | | ☒ | $ 99,445,000.00 |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| **Madison Street QP Fund, L.P.** | [signature] | **November 13, 2007** |

| Name of Signer (Print or Type) | Title of Signer (Print or Type) |
|---|---|
| **Drew M. Hayworth** | **MADISON STREET QP FUND, L.P., a Delaware limited partnership**<br>**BY: MADISON STREET PARTNERS, LLC, a Delaware limited liability company, its General Partner**<br>**BY: Drew M. Hayworth, Manager** |

END

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**